Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Other Comprehensive Income (Loss)

17.    Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) at March 31, 2010, 2011 and 2012 were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Foreign currency translation adjustments, net of tax:
Balance, beginning of year	¥189	¥(18)	¥(2,158)	$(26,257)
Aggregate adjustment for the year resulting from translation of foreign currency financial statements	(207)	(2,140)	(455)	(5,535)

Balance, end of year	¥(18)	¥(2,158)	¥(2,613)	$(31,792)

Net unrealized gains (losses) on available-for-sale securities, net of tax:
Balance, beginning of year	¥9	¥1	¥(54)	$(654)
Net change	(8)	(55)	(0)	(3)

Balance, end of year	¥1	¥(54)	¥(54)	$(657)

Adjustment on retirement benefits, net of tax:
Balance, beginning of year	¥(100)	¥(158)	¥(335)	$(4,078)
Net change	(58)	(177)	283	3,445

Balance, end of year	¥(158)	¥(335)	¥(52)	$(633)

Total accumulated other comprehensive income (loss), net of tax:
Balance, beginning of year	¥98	¥(175)	¥(2,547)	$(30,989)
Adjustments for the year	(273)	(2,372)	(172)	(2,093)

Balance, end of year	¥(175)	¥(2,547)	¥(2,719)	$(33,082)

Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of Yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2010
Foreign currency translation adjustments	¥(207)	—	¥(207)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(199)	¥81	(118)
Less: reclassification adjustment for gains included in net income	185	(75)	110

Net unrealized losses	(14)	6	(8)

Pension liability adjustment:
Net loss arising during the year	(71)	29	(42)
Less: settlement or amortization of net gain	(27)	11	(16)

Pension liability adjustments, net	(98)	40	(58)
Other comprehensive loss	¥(319)	¥46	¥(273)

2011
Foreign currency translation adjustments	¥(2,140)	—	¥(2,140)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(88)	¥33	(55)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(88)	33	(55)

Pension liability adjustment:
Net loss arising during the year	(318)	130	(188)
Less: settlement or amortization of net gain	19	(8)	11

Pension liability adjustments, net	(299)	122	(177)
Other comprehensive loss	¥(2,527)	¥155	¥(2,372)

2012
Foreign currency translation adjustments	¥(412)	¥(43)	¥(455)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(0)	0	(0)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(0)	0	(0)

Pension liability adjustment:
Net loss arising during the year	186	(76)	110
Less: settlement or amortization of net gain	293	(120)	173

Pension liability adjustments, net	479	(196)	283

Other comprehensive loss	67	¥(239)	¥(172)

	Thousands of U.S. Dollars
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2012
Foreign currency translation adjustments	$(5,012)	$(523)	$(5,535)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(3)	0	(3)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(3)	0	(3)

Pension liability adjustment:
Net loss arising during the year	2,264	(925)	1,339
Less: settlement or amortization of net gain	3,566	(1,460)	2,106

Pension liability adjustments, net	5,830	(2,385)	3,445

Other comprehensive loss	$815	$(2,908)	$(2,093)